Convertible redeemable preferred shares (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Vote ¥ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Convertible redeemable preferred shares
Par value, preferred shares | $ / shares		$ 0.0001
Threshold period after the specific commencement date when preferred shares may be redeemed	4 years	4 years
Percentage to the original issue price used in calculation of redemption amount	100.00%	100.00%
Compound interest rate on preferred shares	8.00%	8.00%
Dividend rate on preferred shares	8.00%	8.00%
Dividends on preferred shares declared | ¥ / shares	¥ 0
Preferred shares voting rights per share | Vote	1	1
Accretion of preferred shares to redemption value	¥ 313,700,000	$ 49,200	¥ 508,321,000	¥ 378,731,000
Beneficial conversion feature attributable to preferred shares | ¥	¥ 0
Class B Ordinary shares
Convertible redeemable preferred shares
Conversion ratio		1
Shares issued upon conversion of preferred shares	502,367,778	502,367,778